PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Disclosure of detailed information about changes in provisions [table text block]
The following table presents changes in provisions:

(in millions of U.S. dollars)	Performance share units	Restricted share units	Employee benefits	Total
As at December 31, 2015	0.8	1.6	7.9	10.3
Additional provisions recognized	2.1	5.2	3.3	9.7
Used during the year	(0.8)	(3.8)	(2.0)	(5.9)
Foreign exchange	-	(0.1)	(0.2)	(0.3)
As at December 31, 2016	2.1	2.9	9.0	14.0
Less: current portion	-	(2.0)	-	(2.0)
Non-current portion of provisions	2.1	0.9	9.0	12.0
Additional provisions recognized	0.4	3.8	2.8	7.0
Used during the year	(0.7)	(3.5)	(3.3)	(7.5)
Foreign exchange	-	-	0.6	0.6
As at December 31, 2017	1.8	3.2	9.1	14.1
Less: reclassified as liabilities held for sale	-	(1.7)	(9.1)	(10.8)
Less: current portion	-	(0.7)	-	(0.7)
Non-current portion of provisions	1.8	0.8	-	2.6